SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Carrying Amount of Goodwill, included in the Wafer and Module Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Impairment of goodwill